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                     [Letterhead of Fortis Financial Group]



January 3, 1997


Securities and Exchange Commission                     VIA EDGAR
450 Fifth Street, N.W.
Washington, D.C.   20549


RE:  Fortis Advantage Portfolios, Inc.
     File No. 33-17759


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Fortis Advantage Portfolios, Inc. (the "Company") certifies that:

(1) the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Post-effective amendment #21, filed December 31, 1996); and

(2) the text of the most recent amendment to the registration statement has been filed electronically.



Sincerely,

/s/ Scott R. Plummer
Scott R. Plummer
2d Vice-President and Corporate Counsel